General (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of principal subsidiaries

Details of the Company’s principal subsidiaries are as follows:-

Name	Principal activities	Country of business/ incorporation

BeLive BVI	Investment holding	British Virgin Islands

BeLive SG	Development of other software and programming activities and providing consultancy service	Singapore

BeLive Vietnam	Computer programming, computer consultancy and system administration	Vietnam

BeLive New Media*	Creative agency dealing in content production and campaign marketing	British Virgin Islands

*	BeLive New Media was newly incorporated on June 26, 2025.

Details of the Company’s principal subsidiaries are as follows:-

Name	Principal activities	Country of business/incorporation

BeLive BVI	Investment holding	British Virgin Islands

BeLive SG	Development of other software and programming activities	Singapore

BeLive Vietnam	Computer programming and system administration	Vietnam